Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	LEUTHOLD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001000351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
LEUTHOLD CORE INVESTMENT FUND (Prospectus Summary) | LEUTHOLD CORE INVESTMENT FUND | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCORX
LEUTHOLD CORE INVESTMENT FUND (Prospectus Summary) | LEUTHOLD CORE INVESTMENT FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCRIX
LEUTHOLD ASSET ALLOCATION FUND (Prospectus Summary) | LEUTHOLD ASSET ALLOCATION FUND | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LAALX
LEUTHOLD ASSET ALLOCATION FUND (Prospectus Summary) | LEUTHOLD ASSET ALLOCATION FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LAAIX
LEUTHOLD GLOBAL FUND (Prospectus Summary) | LEUTHOLD GLOBAL FUND | Retail class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBLX
LEUTHOLD GLOBAL FUND (Prospectus Summary) | LEUTHOLD GLOBAL FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBIX
Leuthold Select Industries Fund (Prospectus Summary) | Leuthold Select Industries Fund | No Load
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LSLTX
Leuthold Global Industries Fund (Prospectus Summary) | Leuthold Global Industries Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGINX
Leuthold Global Industries Fund (Prospectus Summary) | Leuthold Global Industries Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGIIX
LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND (Prospectus Summary) | LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGCTX
LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND (Prospectus Summary) | LEUTHOLD GLOBAL CLEAN TECHNOLOGY FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LGCIX
Leuthold Hedged Equity Fund (Prospectus Summary) | Leuthold Hedged Equity Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LHEQX
Leuthold Hedged Equity Fund (Prospectus Summary) | Leuthold Hedged Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LHEIX
GRIZZLY SHORT FUND (Prospectus Summary) | GRIZZLY SHORT FUND | No Load
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRZZX